COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
The Company has committed to certain payments as follows:

	2019	2020	2021	2022	2023	Thereafter
Product transportation and pipeline	$692	$664	$620	$516	$381	$3,991
North West Redwater Partnership service toll (1)	$86	$126	$157	$158	$157	$2,858
Offshore equipment operating leases	$94	$73	$75	$8	$—	$—
Office leases	$42	$42	$39	$31	$32	$89
Other	$85	$35	$32	$32	$31	$424

(1)
Pursuant to the processing agreements, on June 1, 2018 the Company began paying its 25% pro rata share of the debt portion of the monthly cost of service toll, which currently consists of interest and fees, with principal repayments beginning in 2020. Included in the service toll is $1,301 million of interest payable over the 30 year tolling period. See note 10.

In addition to the commitments disclosed above, the Company has entered into various agreements related to the engineering, procurement and construction of its various development projects. These contracts can be cancelled by the Company upon notice without penalty, subject to the costs incurred up to and in respect of the cancellation.
The Company is defendant and plaintiff in a number of legal actions arising in the normal course of business. In addition, the Company is subject to certain contractor construction claims. The Company believes that any liabilities that might arise pertaining to any such matters would not have a material effect on its consolidated financial position.